FINANCIAL STATEMENT SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL STATEMENT SCHEDULE I
Schedule of CONDENSED BALANCE SHEETS

	December 31,
	2024	2025
ASSETS
Current assets:
Cash and cash equivalents	$299,576	$311,244
Total current assets	299,576	311,244
Investments in subsidiaries	4,062,484	4,097,944
TOTAL ASSETS	$4,362,060	$4,409,188

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$868	$2,461
Total current liabilities	868	2,461
Equity:
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024; 426,092,214 shares issued and 338,330,684 shares outstanding as of December 31, 2025)	42	42
Additional paid-in capital	2,408,799	2,464,548
Retained earnings	2,983,173	2,812,659
Accumulated other comprehensive loss	(413,210)	(252,910)
Treasury shares, at cost (87,761,530 shares as of December 31, 2024 and 2025)	(617,612)	(617,612)
Total shareholders’ equity	4,361,192	4,406,727
TOTAL LIABILITIES AND EQUITY	$4,362,060	$4,409,188

Schedule of CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

	Year ended December 31,
	2023	2024	2025
Operating expenses:
General and administrative	$(142,232)	$(78,470)	$(60,370)
Total operating expenses	(142,232)	(78,470)	(60,370)
Loss from operations	(142,232)	(78,470)	(60,370)
Interest income, net	3,835	9,766	11,572
Income tax (expense) benefit	(9,020)	88,965	—
Net (loss) income before share of results of subsidiaries	(147,417)	20,261	(48,798)
Equity in earnings (losses) of subsidiaries	576,962	(365,476)	(121,716)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$429,545	$(345,215)	$(170,514)

Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	(119,511)	(118,750)	160,342
Total other comprehensive (loss) income	(119,511)	(118,750)	160,342
Comprehensive income (loss)	$310,034	$(463,965)	$(10,172)

Schedule of CONDENSED STATEMENT OF CASH FLOWS

	Year ended December 31,
	2023	2024	2025
OPERATING ACTIVITIES
Net cash provided by operating activities	702,391	85,681	11,668
FINANCING ACTIVITIES
Proceeds from bank borrowings	140,000	—	—
Repayment of bank borrowings	(140,000)	—	—
Proceeds from options exercised	4	57	—
Payments for repurchase of common shares	(485,931)	(5,003)	—
Net cash used in financing activities	(485,927)	(4,946)	—
NET INCREASE IN CASH AND CASH EQUIVALENTS	216,464	80,735	11,668
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,377	218,841	299,576
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$218,841	$299,576	$311,244